Transamerica Funds

Transamerica ClearTrack 2015

Transamerica ClearTrack 2020

 Transamerica ClearTrack 2025

 Transamerica ClearTrack 2030

Transamerica ClearTrack 2035

Transamerica ClearTrack 2040

 Transamerica ClearTrack 2045

 Transamerica ClearTrack 2050

Transamerica ClearTrack 2055

 Transamerica ClearTrack 2060

Transamerica ClearTrack Retirement Income

Transamerica Dynamic Income

TRANSAMERICA SERIES TRUST

Transamerica Legg Mason Dynamic Allocation - Balanced VP

Transamerica Legg Mason Dynamic Allocation - Growth VP

Transamerica QS Investors Active Asset Allocation - Conservative VP

Transamerica QS Investors Active Asset Allocation - Moderate VP

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP

1801 California Street, Suite 5200

Denver, CO 80202

NOTICE OF INTERNET AVAILABILITY OF JOINT INFORMATION STATEMENT

This communication presents only an overview of the more complete Joint Information Statement that is available to you on the internet relating to Transamerica ClearTrack 2015, Transamerica ClearTrack 2020, Transamerica ClearTrack 2025, Transamerica ClearTrack 2030, Transamerica ClearTrack 2035, Transamerica ClearTrack 2040, Transamerica ClearTrack 2045, Transamerica ClearTrack 2050, Transamerica ClearTrack 2055, Transamerica ClearTrack 2060, Transamerica ClearTrack Retirement Income, Transamerica Dynamic Income, Transamerica Legg Mason Dynamic Allocation – Balanced VP, Transamerica Legg Mason Dynamic Allocation – Growth VP, Transamerica QS Investors Active Asset Allocation – Conservative VP, Transamerica QS Investors Active Asset Allocation – Moderate VP and Transamerica QS Investors Active Asset Allocation – Moderated Growth VP (each a “Fund” and collectively, the “Funds”).  We encourage you to access and review all of the important information contained in the Joint Information Statement.

The following material is available for view:  Joint Information Statement

The Joint Information Statement is to inform investors that on June 17-18, 2020, the Boards of Trustees (the “Board”) of Transamerica Funds and Transamerica Series Trust (collectively, the “Trusts”) approved new sub-advisory agreements between Transamerica Asset Management, Inc. (“TAM”), the Funds’ investment manager, and QS Investors, LLC (“QS Investors”), the Funds’ sub-adviser, (the “New Sub-Advisory Agreements”) with respect to the Funds and a new sub-sub-advisory agreement between QS Investors and Western Asset Management Company (“Western Asset”) with respect to Transamerica Legg Mason Dynamic Allocation – Balanced VP and Transamerica Legg Mason Dynamic Allocation - Growth VP (the “Dynamic Allocation Funds”) (the “New Sub-Sub-Advisory Agreement” and together with the New Sub-Advisory Agreements, the “New Agreements”) to take effect upon the closing of Franklin Resources, Inc.’s acquisition of Legg Mason Inc., the ultimate parent entity of QS Investors and Western Asset (the “Transaction”). The Transaction closed on July 31, 2020. This Transaction constituted an “assignment,” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) of the prior sub-advisory agreements with QS Investors with respect to the Funds and the prior sub-sub-advisory agreement between QS Investors and Western Asset with respect to the Dynamic Allocation Funds, and resulted in the automatic termination of those prior agreements.  In approving the New Agreements, the Board considered, among other things, that the Transaction is not expected to result in any diminution in the nature, extent and quality of sub-advisory and sub-sub-advisory services provided to the Funds. TAM continues to serve as each Fund’s investment manager. The enclosed Joint Information Statement provides information regarding the New Agreements.

The Trusts and TAM have received an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission that permits TAM to enter into and materially amend sub-advisory agreements (with non-affiliated entities) with the approval of the Trusts’ Board of Trustees, including a majority of Board Members who are not parties to the agreement and are not interested persons, as defined in the 1940 Act, of the parties to the agreement, without obtaining investor approval.  The Order instead requires that an Information Statement be sent to you.  In lieu of physical delivery of the Joint Information Statement, the Trusts will make the Joint Information Statement available to you online.

The Joint Information Statement will be available on the Transamerica website until at least April 30, 2021 at https://www.transamerica.com/media/qs-investors-control-change_tcm145-121780.pdf.  A paper or email copy of the Joint Information Statement may be obtained, without charge, by contacting the Transamerica Funds at 1-888-233-4339 or TST Funds at 1-800-851-9777.

If you want to receive a paper or e-mail copy of the Joint Information Statement, you must request one.  There is no charge to you for requesting a copy.